Vanguard LifeStrategy Income Fund
Vanguard LifeStrategy Conservative Growth Fund
Vanguard LifeStrategy Moderate Growth Fund
Vanguard LifeStrategy Growth Fund
Supplement to the Prospectus and Summary Prospectuses Dated February 28, 2025
Effective immediately, Vanguard LifeStrategy Income Fund, Vanguard LifeStrategy Conservative Growth Fund, Vanguard LifeStrategy Moderate Growth Fund, and Vanguard LifeStrategy Growth Fund (each, a “Fund”) have reduced their expense ratios for Investor Shares. Effective February 2, 2026, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:

Prospectus and Summary Prospectus Text Changes for Vanguard LifeStrategy Income Fund
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.00%
12b-1 Distribution Fee	None
Other Expenses	0.00%
Acquired Fund Fees and Expenses	0.10%
Total Annual Fund Operating Expenses[1]	0.10%
1
The expense information shown in the table has been restated as a result of the restatement of Acquired Fund Fees and Expenses to reflect a reduction in the expense ratios of certain underlying funds in which the Fund currently invests.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
1 Year	3 Years	5 Years	10 Years
$10	$32	$56	$128

Prospectus and Summary Prospectus Text Changes for Vanguard LifeStrategy Conservative Growth Fund
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.00%
12b-1 Distribution Fee	None
Other Expenses	0.00%
Acquired Fund Fees and Expenses	0.10%
Total Annual Fund Operating Expenses[1]	0.10%
1
The expense information shown in the table has been restated as a result of the restatement of Acquired Fund Fees and Expenses to reflect a reduction in the expense ratios of certain underlying funds in which the Fund currently invests.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
1 Year	3 Years	5 Years	10 Years
$10	$32	$56	$128

Prospectus and Summary Prospectus Text Changes for Vanguard LifeStrategy Moderate Growth Fund
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.00%
12b-1 Distribution Fee	None
Other Expenses	0.00%
Acquired Fund Fees and Expenses	0.10%
Total Annual Fund Operating Expenses[1]	0.10%
1
The expense information shown in the table has been restated as a result of the restatement of Acquired Fund Fees and Expenses to reflect a reduction in the expense ratios of certain underlying funds in which the Fund currently invests.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
1 Year	3 Years	5 Years	10 Years
$10	$32	$56	$128

Prospectus and Summary Prospectus Text Changes for Vanguard LifeStrategy Growth Fund
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.00%
12b-1 Distribution Fee	None
Other Expenses	0.00%
Acquired Fund Fees and Expenses	0.10%
Total Annual Fund Operating Expenses[1]	0.10%
1
The expense information shown in the table has been restated as a result of the restatement of Acquired Fund Fees and Expenses to reflect a reduction in the expense ratios of certain underlying funds in which the Fund currently invests.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
1 Year	3 Years	5 Years	10 Years
$10	$32	$56	$128

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